Defiance Quantum ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%		Shares	Value
Communication Services - 6.6%
Alphabet, Inc. - Class A		156,303	$37,997,259
Baidu, Inc. - ADR (a)(b)		316,666	41,727,079
Koninklijke KPN NV		5,875,320	28,214,736
NTT, Inc.		25,669,731	26,889,037
Orange SA		1,920,247	31,159,508
			165,987,619

Consumer Discretionary - 1.6%
Alibaba Group Holding, Ltd. - ADR (b)		230,423	41,183,503

Health Care - 1.4%
RadNet, Inc. (a)		479,077	36,510,458

Industrials - 11.1%
ABB, Ltd.		480,491	34,615,401
Airbus SE		147,552	34,224,103
Booz Allen Hamilton Holding Corporation		275,465	27,532,727
Hitachi, Ltd.		972,225	25,871,580
Honeywell International, Inc.		122,774	25,843,927
Lockheed Martin Corporation		60,684	30,294,059
Mitsubishi Electric Corporation		1,371,211	35,309,716
Northrop Grumman Corporation		56,735	34,569,770
RTX Corporation		195,481	32,709,836
			280,971,119

Information Technology - 78.8%(c)
Accenture PLC - Class A		86,811	21,407,593
Advanced Micro Devices, Inc. (a)		228,837	37,023,538
Alchip Technologies, Ltd.		258,102	29,343,245
Analog Devices, Inc.		119,188	29,284,492
Applied Materials, Inc.		160,457	32,851,966
ARM Holdings PLC - ADR (a)(b)		197,464	27,939,181
Arqit Quantum, Inc. (a)(b)		1,021,248	39,573,360
ASML Holding NV		35,350	34,221,981
Asustek Computer, Inc.		1,196,316	26,337,950
Broadcom, Inc.		109,577	36,150,548
Cadence Design Systems, Inc. (a)		90,208	31,686,462
Cirrus Logic, Inc. (a)		270,056	33,835,316
Cloudflare, Inc. - Class A (a)		154,265	33,103,726
Coherent Corporation (a)		340,157	36,641,712
D-Wave Quantum, Inc. (a)(b)		1,677,356	41,447,467
Elastic NV (a)(b)		333,369	28,166,347
Fujitsu, Ltd.		1,148,930	27,104,121
Global Unichip Corporation		685,991	30,160,376
Hewlett Packard Enterprise Company		1,521,774	37,374,769
Hon Hai Precision Industry Company, Ltd.		5,316,000	37,674,913
Infineon Technologies AG		662,599	25,848,103
Intel Corporation		1,340,734	44,981,626
International Business Machines Corporation		98,440	27,775,830
IonQ, Inc. (a)(b)		800,141	49,208,672
KLA Corporation		31,749	34,244,471
Lam Research Corporation		304,854	40,819,951
Lattice Semiconductor Corporation (a)		543,548	39,852,939
Marvell Technology, Inc.		406,310	34,158,482
MediaTek, Inc.		613,284	26,460,675
Microchip Technology, Inc.		398,338	25,581,266
Micron Technology, Inc.		238,926	39,977,098
Microsoft Corporation		58,640	30,372,588
MKS, Inc.		295,963	36,631,341
MongoDB, Inc. (a)		131,626	40,854,078
NEC Corporation		1,027,705	32,977,581
Nokia Oyj - ADR		5,251,392	25,259,196
Nutanix, Inc. - Class A (a)		374,340	27,847,153
NVE Corporation (b)		377,845	24,661,943
NVIDIA Corporation		194,077	36,210,887
NXP Semiconductors NV		127,533	29,043,090
ON Semiconductor Corporation (a)		535,450	26,403,040
Onto Innovation, Inc. (a)		277,418	35,847,954
Oracle Corporation		157,177	44,204,459
Palantir Technologies, Inc. - Class A (a)		203,244	37,075,770
QUALCOMM, Inc.		173,808	28,914,699
Quantum Computing, Inc. (a)(b)		1,638,054	30,156,574
Renesas Electronics Corporation		2,028,858	23,436,583
Reply SpA		158,963	22,638,023
Rigetti Computing, Inc. (a)(b)		2,445,818	72,860,918
Salesforce, Inc.		104,224	24,701,088
Snowflake, Inc. - Class A (a)		132,906	29,976,948
STMicroelectronics NV (b)		927,620	26,214,541
Synopsys, Inc. (a)		69,628	34,353,759
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR		129,500	36,168,055
Teradata Corporation (a)		1,249,547	26,877,756
Teradyne, Inc.		319,454	43,969,649
Texas Instruments, Inc.		138,824	25,506,134
Tokyo Electron, Ltd.		159,400	28,450,987
Tower Semiconductor, Ltd. (a)		671,657	48,560,801
Wipro, Ltd. - ADR (b)		9,242,466	24,307,686
			1,994,721,457
TOTAL COMMON STOCKS (Cost $2,106,290,516)			2,519,374,156

SHORT-TERM INVESTMENTS - 13.3%			Value
Investments Purchased with Proceeds from Securities Lending – 12.9%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.27% (d)		325,266,249	325,266,249

Money Market Funds – 0.4%		Shares
First American Government Obligations Fund - Class X, 4.05% (d)		10,107,045	10,107,045
TOTAL SHORT-TERM INVESTMENTS (Cost $335,373,294)			335,373,294

TOTAL INVESTMENTS - 112.8% (Cost $2,441,663,810)			2,854,747,450
Liabilities in Excess of Other Assets - (12.8)%			(323,841,276)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$2,530,906,174
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $315,283,286.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Defiance Quantum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,519,374,156	$–	$–	$2,519,374,156
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	325,266,249
Money Market Funds	10,107,045	–	–	10,107,045
Total Investments	$2,529,481,201	$–	$–	$2,854,747,450

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $325,266,249 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.